Consolidated Statements of Shareholders' Equity (USD $) In Millions, unless otherwise specified	Total USD ($)	Common Stock [Member]	Common Stock Including Additional Paid in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Parent [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] USD ($)	Noncontrolling Interest [Member] USD ($)
Non-controlling interests at beginning of period at Dec. 31, 2011							$ 24.4
Total equity at beginning of period at Dec. 31, 2011	10,144.6
Balance at beginning of period at Dec. 31, 2011			962.8	10,346.6	10,120.2	(1,189.2)
Balance at beginning of period (in shares) at Dec. 31, 2011		349.7
Comprehensive income:
Net income attributable to the parent	1,657.9			1,657.9	1,657.9
Less: Net income (loss) attributable to non-controlling interests	1.9						1.9
Net income including non-controlling interests	1,659.8
Noncontrolling Interest, Period Increase (Decrease)	(2.9)						(2.9)
Other comprehensive income (loss) (Note 9):
Other Comprehensive Income (Loss)	155.8				155.8	155.8
Total comprehensive income	1,813.7
Common shares issued for benefit plans, including tax benefits	132.8		132.8		132.8
Common shares issued for benefit plans, including tax benefits (in shares)		10.2
Repurchases of common shares	(1,417.5)		(0.3)	(1,417.2)	(1,417.5)
Repurchases of common shares (in shares)		(32.3)
Dividends declared	(243.4)			(243.4)	(243.4)
Non-controlling interests at end of period at Dec. 31, 2012							23.4
Total equity at end of period at Dec. 31, 2012	10,429.2
Balance at end of period at Dec. 31, 2012			1,095.3	10,343.9	10,405.8	(1,033.4)
Balance at end of period (in shares) at Dec. 31, 2012		327.6
Comprehensive income:
Net income attributable to the parent	1,913.6			1,913.6	1,913.6
Less: Net income (loss) attributable to non-controlling interests	(1.7)						(1.7)
Net income including non-controlling interests	1,911.9
Noncontrolling Interest, Period Increase (Decrease)	22.3		(8.7)		(8.7)		31.0
Other comprehensive income (loss) (Note 9):
Other Comprehensive Income (Loss)	121.3				121.3	121.3
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	52.2	52.2
Stock Issued During Period, Value, Acquisitions	3,064.6		3,064.6		3,064.6
Total comprehensive income	2,034.9
Common shares issued for benefit plans, including tax benefits	231.2		231.2		231.2
Common shares issued for benefit plans, including tax benefits (in shares)		5.4
Repurchases of common shares	(1,407.7)		(0.2)	(1,407.5)	(1,407.7)
Repurchases of common shares (in shares)		(23.0)
Dividends declared	(294.6)			(294.6)	(294.6)
Non-controlling interests at end of period at Dec. 31, 2013	52.7						52.7
Total equity at end of period at Dec. 31, 2013	14,078.2
Balance at end of period at Dec. 31, 2013	14,025.5		4,382.2	10,555.4	14,025.5	(912.1)
Balance at end of period (in shares) at Dec. 31, 2013	362.2	362.2
Comprehensive income:
Net income attributable to the parent	2,040.8			2,040.8	2,040.8
Less: Net income (loss) attributable to non-controlling interests	4.4						4.4
Net income including non-controlling interests	2,045.2
Noncontrolling Interest, Period Increase (Decrease)	12.1		0		0		12.1
Other comprehensive income (loss) (Note 9):
Other Comprehensive Income (Loss)	(199.2)				(199.2)	(199.2)
Total comprehensive income	1,841.6
Common shares issued for benefit plans, including tax benefits	160.1		160.1		160.1
Common shares issued for benefit plans, including tax benefits (in shares)		3.5
Repurchases of common shares	(1,218.1)		(0.1)	(1,218.0)	(1,218.1)
Repurchases of common shares (in shares)		(15.9)
Dividends declared	(326.5)			(326.5)	(326.5)
Non-controlling interests at end of period at Dec. 31, 2014	69.2						69.2
Total equity at end of period at Dec. 31, 2014	14,551.8
Balance at end of period at Dec. 31, 2014	$ 14,482.6		$ 4,542.2	$ 11,051.7	$ 14,482.6	$ (1,111.3)
Balance at end of period (in shares) at Dec. 31, 2014	349.8	349.8